Document and Entity Information	Feb. 01, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	KKR & CO. INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34820
Entity Tax Identification Number	26-0426107
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001404912
Former Address [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	9 West 57th Street, Suite 4200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KKR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.75% Series A Preferred Stock
Trading Symbol	KKR PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series B Preferred Stock
Trading Symbol	KKR PR B
Security Exchange Name	NYSE
6.00% Series C Mandatory Convertible Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.00% Series C Mandatory Convertible Preferred Stock
Trading Symbol	KKR PR C
Security Exchange Name	NYSE